Supplement to the
Fidelity® Select Portfolios®
Tech Hardware Portfolio
April 29, 2023
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Managers" heading.
Elliot Mattingly (Co-Portfolio Manager) has managed the fund since 2022.
Aidan Brandt (Co-Portfolio Manager) has managed the fund since 2024.
Effective June 30, 2024, Mr. Mattingly will no longer serve as Co-Portfolio Manager for the fund. At that time, Mr. Brandt will assume sole portfolio manager responsibilities.
COM-SUSTK-0124-107 1.9881351.107	January 2, 2024